UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter End: September 30, 2009

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):  	[ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		1251 Avenue of the Americas
	      		New York, NY 10020
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Merzer
Title:  General Counsel
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
Stuart Merzer		New York, NY		November 13, 2009

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		39
Form 13F Information Table Value Total:		$20,463,490

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                    VALUE   SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
Anglogold Ashanti Ltd     SPONSORED ADR 035128206   1746560 42849864 SH      Defined   01    42849864
Ashford Hospitality Trust    COM SHS    044103109      2707   782500 SH      Defined   01      782500
Bank of America Corp         COMMON     060505104   2703718159794229 SH      Defined   01   159794229
Boston Scientific Corp       COMMON     101137107   1049840 99135000 SH      Defined   01    99135000
CF Industries Holdings       COMMON     125269100     43115   500000 SH      Defined   01      500000
Capital One Financial        COMMON     14040H105    607410 17000000 SH      Defined   01    17000000
CB Richard Ellis Group        CL A      12497T101    157796 13440860 SH      Defined   01    13440860
Cemex SAB DE CV           SPON ADR NEW  151290889     90440  7000000 SH      Defined   01     7000000
Cheniere Energy Inc          COM NEW    16411R208     21861  7461191 SH      Defined   01     7461191
Citigroup Inc                  COM      172967101   1452000300000000 SH      Defined   01   300000000
Conseco Inc                  COM NEW    208464883     18936  3600000 SH      Defined   01     3600000
Dr Pepper Snapple Group      COMMON     26138E109     43752  1521824 SH      Defined   01     1521824
Felcor Lodging Trust Inc     COMMON     31430F101      3907   862500 SH      Defined   01      862500
Felcor Lodging Trust Inc    PFD CV A    31430F200       312    25500 SH      Defined   01       25500
First Horizon National       COMMON     320517105     94083  7111307 SH      Defined   01     7111307
Fifth Third Bankcorp         COMMON     316773100     50650  5000000 SH      Defined   01     5000000
Gold Fields Ltd           SPONSORED ADR 38059T106    316940 23000000 SH      Defined   01    23000000
Hartford Finl Svcs Group       COM      416515104     72875  2750000 SH      Defined   01     2750000
JPMorgan Chase & Co          COMMON     46625H100     87640  2000000 SH      Defined   01     2000000
Kinross Gold Corp          COM NO PAR   496902404    667943 30780800 SH      Defined   01    30780800
Liberty Media Corp        ENT COM SER A 53071M500   1392173 44750000 SH      Defined   01    44750000
Marshall & Ilsley Corp       COM NEW    571837103     96840 12000000 SH      Defined   01    12000000
Mirant Corp                  COMMON     60467R100    299081 18203321 SH      Defined   01    18203321
Old National Bancorp Ind     COMMON     680033107     10080   900000 SH      Defined   01      900000
People's United Financial    COMMON     712704105     42790  2750000 SH      Defined   01     2750000
Pepsiamericas Inc            COMMON     71343P200    122808  4300000 SH      Defined   01     4300000
Pepsi Bottling Group Inc     COMMON     713409100    364400 10000000 SH      Defined   01    10000000
Philip Morris Internation    COMMON     718172109    438670  9000200 SH      Defined   01     9000200
Regions Financial Corp       COM NEW    7591EP100    217350 35000000 SH      Defined   01    35000000
SPDR Gold Trust             GOLD SHS    78463V107   3113775 31500000 SH      Defined   01    31500000
Schering Plough Corp.        COMMON     806605101   1627810 57621600 SH      Defined   01    57621600
Starwood Property Trust        COM      85571B105     21182  1046000 SH      Defined   01     1046000
Starwood Hotels & Resorts      COM      85590A401     85878  2600000 SH      Defined   01     2600000
Sun Microsystems Inc         COM NEW    866810203    672660 74000000 SH      Defined   01    74000000
Sunstone Hotel Invs Inc        COM      867892101     28230  3976000 SH      Defined   01     3976000
Suntrust Bank Inc            COMMON     867914103     33750  1500000 SH      Defined   01     1500000
Ultrashort Financial         COMMON     74347R628     50100  2000000 SH      Defined   01     2000000
Varian Inc                   COMMON     922206107    102120  2000000 SH      Defined   01     2000000
Wyeth                        COMMON     983024100   2511309 51694300 SH      Defined   01    51694300

                                                   20463490